PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Depreciation, Depletion and Amortization, Nonproduction	$ 0	$ 0	$ 0	$ 0